- NOTES TO FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2011
- NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NOTES TO FINANCIAL STATEMENTS

Basis of Presentation

The accompanying, unaudited, condensed financial statements are presented in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information, and instructions to the Quarterly Report on Form 10-Q.

In the opinion of management, these unaudited financial statements reflect a fair statement of the results of operations and financial condition of the Company for the periods and at the dates presented. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. Reference should be made to the financial statements contained in our Annual Report on Form 10_K for the year ended December 31, 2010 (“2010 Form 10-K Report”)

Company organization and history

The Company was incorporated in the state of Nevada on January 25, 2000 under the name “Rolltech, Inc.”  On October 9, 2003, the Company filed an amendment to its articles of incorporation changing its name from “Rolltech, Inc.” to “Victoria Industries, Inc.”  On May 17, 2010, the Company entered into and closed a membership interest purchase agreement (“Exchange Agreement”) among the Company, Motorsports Country Club LLC, a Colorado limited liability company (“MSCC”) and the unitholders of MSCC (the “MSCC Unitholders”).  Pursuant to the terms of the Exchange Agreement, all of the issued and outstanding membership interests of MSCC were exchanged for 20,800,000 shares of the Company’s common stock (the “Exchange”), representing 87.18% of our outstanding shares following the consummation of the transactions contemplated by the Exchange Agreement and the Purchase Agreement (as described below).  As a result of the transaction, MSCC became our wholly-owned subsidiary, with MSCC’s former unitholders acquiring a majority of the outstanding shares of our common stock.  On May 27, 2010, the Company filed articles of merger with the Secretary of State of the State of Nevada changing the Company’s name from “Victoria Industries, Inc.” to “Motor Sport Country Club Holdings, Inc.”  This corporate action was approved by FINRA and took effect at the open of business on October 21, 2010.

The number of fulltime employees of the Company as at March 31, 2011 and December 31, 2010 amounted to 1 employee.

Going concern – The Company is a development stage company. The ability of the Company to meet its obligations is dependent on being able to raise the necessary financing to continue with the development of the company. The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management remains committed to funding the exploration of the development phase of the Company through financing from related parties as has occurred during the course of this year. To implement its business plan, Management is currently seeking additional sources of permanent equity and/or debt capital.

Development Stage Company

The Company is considered to be in the development stage as defined in ASC 915, “Accounting and Reporting by Development Stage Enterprises”. The Company has devoted substantially all of its efforts to the corporate formation and the developing of the plans to bring the land they have an option on to its intended use.

Income Taxes

The Company is a public corporate entity and will be taxed as any other corporate entity.

NOTE 1 - NOTES TO FINANCIAL STATEMENTS (CONT.)

SHORT TERM LOANS

Short-term loans as of March 31, 2011 in a total amount of $354,792 represent one non-interest bearing note payable to Claus Wagner, the Company’s majority shareholder in order to finance certain administrative expenses.

RELATED PARTIES

Related parties include shareholders, affiliates and entities under common ownership, over which the Company has the ability to exercise a significant influence and/or control.

Transactions with related parties are performed on terms that may differ from those that would be available to unrelated parties.

Short-term loans from related parties as of March 31, 2011 total $354,792 and represent one non-interest bearing note payable to Claus Wagner, the Company’s majority shareholder in order to finance certain administrative expenses.

SUBSEQUENT EVENTS

None